RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Related Party Transaction, Amounts of Transaction	$ 0	$ 131	$ 0
Sales [Member] | Xian Hu County Yuxing [Member]
Related Party Transaction, Amounts of Transaction	$ 0	$ 131	$ 0